13F-HR
03/31/03
				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jennifer King
Title:	Investment Operations
Phone:	434-293-9104
Signature, Place, and Date of Signing:

	Jennifer King	Charlottesville, VA		April 28, 2003

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			82

Form 13F Information Table Value Total:		$1,684,858,000


List of Other Included Managers:

No.	13F File Number	Name
			          FORM 13F INFORMATION TABLE
						VALUE	SHARES	SH/	PUT/	INVSTMT	OTHER	      VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

Affiliated Computer SvcsCOM	008190100	36524	825220	SH		SOLE		724280		100940
AFLAC Inc.		COM	001055102	62489	1949760	SH		SOLE		1746735		203025
Ambac Finl Group	COM	023139108	631	12500	SH		SOLE		12500
Amgen Inc		COM	031162100	79943	1389120	SH		SOLE		1258730		130390
Anadarko Petroleum	COM	032511107	53806	1182560	SH		SOLE		1048410		134150
Andor Technology Fund 	CL A			1531	2034	SH		SOLE		2034
Anheuser Busch		COM	035229103	43655	936605	SH		SOLE		851430		85175
Anthem Inc		COM	03674B104	1699	25649	SH		SOLE		4238		21411
Apollo Group		COM	037604105	41733	836335	SH		SOLE		728890		107445
Avon Products Inc	COM	054303102	52265	916130	SH		SOLE		808460		107670
Bank of America		COM	060505104	264	3962	SH		SOLE		3962
Bed Bath & Beyond	COM	075896100	53915	1560960	SH		SOLE		1396320		164640
BP Amoco PLC	SPONSORED ADR	055622104	326	8468	SH		SOLE				8468
Brinker International	COM	109641100	15466	507110	SH		SOLE		416380		90730
Cardinal Health Inc	COM	14149Y108	1210	21250	SH		SOLE		21250
Centex Corp		COM	152312104	19043	350330	SH		SOLE		310130		40200
Central Fund of Canada CL A	153501101	1063	228210	SH		SOLE		220580		7630
Chase Growth Fund	COM	007989809	3203	253604	SH		SOLE		253604
Chase Mid-Cap Growth 	CL A	981477847	472	25100	SH		SOLE		25100
ChevronTexaco Corp	COM	166764100	1066	16500	SH		SOLE		16500
Chico's FAS		COM	168615102	1915	95770	SH		SOLE		11620		84150
Citigroup Inc		COM	172967101	283	8223	SH		SOLE		8223
Coach Inc.		COM	189754104	20021	522340	SH		SOLE		451260		71080
Coca-Cola		COM	191216100	332	8209	SH		SOLE		8209
Cognizant Tech Solns CorpCOM	192446102	1562	23210	SH		SOLE		9110		14100
ConocoPhillips		COM	20825C104	2201	41080	SH		SOLE		41080
Countrywide Finl Corp	COM	222372104	55455	964450	SH		SOLE		851900		112550
Dell Computer Corp	COM	247025109	1990	72900	SH		SOLE		72900
Ecolab Inc		COM	278865100	31602	640630	SH		SOLE		553420		87210
Exxon Mobil		COM	30231G102	858	24576	SH		SOLE		14016		10560
Fidelity National Finl	COM	316326107	20278	593810	SH		SOLE		503290		90520
First Data Corp		COM	319963104	42732	1154620	SH		SOLE		1046660		107960
First Tennessee Natl CorpCOM	337162101	19339	487030	SH		SOLE		413670		73360
Forest Labs		COM	345838106	60820	1126930	SH		SOLE		1023320		103610
Fox Entertainment Group	COM	35138T107	57974	2173760	SH		SOLE		1977720		196040
Gannett Inc.		COM	364730101	49172	698175	SH		SOLE		642200		55975
Garmin Ltd.		COM	G37260109	1534	42870	SH		SOLE		15170		27700
General Electric	COM	369604103	640	25125	SH		SOLE		25125
Golden West Financial 	COM	381317106	41224	573120	SH		SOLE		521310		51810
Hilb Rogal & Hamilton	COM	431294107	395	12670	SH		SOLE		2170		10500
Imperial Oil		COM	453038408	1057	32870	SH		SOLE		2270		30600
International Game Tech	COM	459902102	49262	601500	SH		SOLE		530200		71300
Johnson & Johnson	COM	478160104	51934	897433	SH		SOLE		815833		81600
Kraft Foods Inc - A	CL A	50075N104	854	30300	SH		SOLE		30300
Lexmark International	COM	529771107	36054	538525	SH		SOLE		472945		65580
Lincare Holdings	COM	532791100	16554	539400	SH		SOLE		472700		66700
Marsh Supermarket Inc 	CL A	571783307	152	13300	SH		SOLE		13300
Marsh Supermarket Inc 	CL B	571783208	260	24545	SH		SOLE		24545
Marshall Ilsley		COM	571834100	1282	50190	SH		SOLE		2790		47400
Medtronic Inc		COM	585055106	43294	959550	SH		SOLE		874060		85490
Merck & Co		COM	589331107	49171	897621	SH		SOLE		816551		81070
Microsoft		COM	594918104	1425	58900	SH		SOLE		58900
New York Community Bank	COM	649445103	14118	473760	SH		SOLE		395430		78330
New York Times 		CL A	650111107	1281	29700	SH		SOLE		29700
Newmont Mining		COM	651639106	4907	187660	SH		SOLE		184020		3640
Ninety-Nine Cents Only	COM	65440K106	1086	42598	SH		SOLE		2332		40266
Noble Corp		COM	G65422100	16197	515500	SH		SOLE		444570		70930
North Fork Bancorp Inc	COM	659424105	839	28500	SH		SOLE		28500
Pfizer			COM	717081103	756	24262	SH		SOLE		24262
Procter & Gamble	COM	742718109	72183	810593	SH		SOLE		736158		74435
Protective Life		COM	743674103	288	10112	SH		SOLE		7384		2728
Ross Stores		COM	778296103	668	18500	SH		SOLE		18500
Ryanair Holdings SPONSORED ADR	783513104	1421	34130	SH		SOLE		12730		21400
S&P 500 Depository RcptsCOM	78462F103	495	5845	SH		SOLE		5845
Sears Roebuck		COM	812387108	854	35400	SH		SOLE		35400
SLM Corporation		COM	78442P106	71570	645240	SH		SOLE		571520		73720
Solectron Corp		COM	834182107	36	11950	SH		NONE		11950
Staples Inc		COM	855030102	37370	2038760	SH		SOLE		1790290		248470
Stryker Corp		COM	863667101	28810	419668	SH		SOLE		382148		37520
Suncor Energy		COM	867229106	42419	2428110	SH		SOLE		2138870		289240
Sysco			COM	871829107	48907	1922470	SH		SOLE		1745180		177290
Teva Pharmaceutical SPONSORED ADR881624209	51451	1235340	SH		SOLE		1080920		154420
United Technologies	COM	913017109	1224	21200	SH		SOLE		21200
UnitedHealth Group	COM	91324p102	36348	396514	SH		SOLE		360594		35920
Varian Medical Systems	COM	92220P105	2177	40380	SH		SOLE		14980		25400
Verizon Communications	COM	92343v104	212	6000	SH		NONE		6000
Vodafone Grp PlcSPONSORED ADR	92857W100	47988	2633840	SH		SOLE		2381780		252060
Weight Watchers Intl	COM	948626106	1829	39730	SH		SOLE		6730		33000
Wellpoint Health NetworksCOM	94973H108	20891	272203	SH		SOLE		236723		35480
Wells Fargo & Co	COM	949746101	43585	968777	SH		SOLE		879862		88915
Whole Foods Market	COM	966837106	2082	37420	SH		SOLE		11420		26000
Wintrust Financial Co	COM	97650W108	936	32750	SH		SOLE		4250		28500